Net Intangible Assets And Goodwill	12 Months Ended
Dec. 31, 2012
Net Intangible Assets And Goodwill [Abstract]
Net Intangible Assets And Goodwill

8. Net intangible assets and goodwill

Net intangible assets and goodwill consist of the following at year-end:

	2012	2011
Net intangible assets (i)
Computer software cost	$62,159		$52,555
Initial franchise fees	20,429		15,342
Reacquired franchised rights	6,076		-
Letter of credit fees	940		940
Total cost	89,604		68,837
Total accumulated amortization	(40,512)		(28,172)
Subtotal	49,092		40,665

Goodwill (ii)
Mexico	7,780		7,180
Brazil	8,086		8,892
Ecuador	273		273
Peru	220		208
Chile	1,553		1,201
Colombia	267		-
Subtotal	18,179		17,754
	$67,271		$58,419

     (i) Total amortization expense for fiscal years 2012, 2011 and 2010 amounted to $14,825, $11,144 and $6,740, respectively. The estimated aggregate amortization expense for each of the five succeeding fiscal years is as follows: $14,824 for 2013; $14,791 for 2014; $10,392 for 2015; $3,047 for 2016; $1,531 for 2017 and thereafter $4,507.

     (ii) Related to the acquisition of franchise restaurants (Mexico, Brazil, Peru, Colombia and Chile) and non-controlling interests in subsidiaries (Ecuador and Chile).